Note 6 - Financial Instruments - 10K (Details) - Assets and Liabilities Measured at Fair Value (USD $) In Thousands, unless otherwise specified	Mar. 31, 2017	Sep. 30, 2013	Dec. 31, 2012
Liabilities:
Subordinated convertible note with an embedded conversion option		$ 5,833	$ 2,137
Estimated royalty obligations	3,700	3,965	4,000
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Subordinated convertible note with an embedded conversion option		5,833	2,137
Estimated royalty obligations		$ 4,000	$ 4,000